FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET	6 Months Ended
Jun. 30, 2020
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET [Abstract]
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET
6. FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, NET

As of June 30, 2020, the Company had 81 aircraft and seven engines held for operating lease on lease to 40 lessees in 24 countries, and four aircraft off-lease. As of December 31, 2019, the Company had 81 aircraft and seven engines held for operating lease on lease to 39 lessees in 22 countries, and one aircraft off-lease.

During the six months ended June 30, 2020, the Company capitalized $53.9 million of flight equipment purchased. During the six months ended June 30, 2019, the Company capitalized $41.7 million of flight equipment purchased.

During the three months ended June 30, 2019, the Company sold four aircraft held for operating lease and recognized an aggregate gain on sale of aircraft of $10.0 million. During the six months ended June 30, 2019, the Company sold five aircraft held for operating lease and recognized an aggregate gain on sale of aircraft of $10.1 million.

Flight equipment held for operating lease, net, consists of the following (dollars in thousands):

	June 30, 2020	December 31, 2019
Cost	$3,409,383	$3,334,996
Accumulated depreciation	(678,434)	(614,996)
Flight equipment held for operating lease, net	$2,730,949	$2,720,000

The Company capitalized $26.8 million of major maintenance expenditures for the six months ended June 30, 2020. The Company capitalized $6.5 million of major maintenance expenditures for the six months ended June 30, 2019.

The classification of the net book value of flight equipment held for operating lease, net and operating lease revenue by geographic region in the tables and discussion below is based on the principal operating location of the lessees.

The distribution of the net book value of flight equipment held for operating lease by geographic region is as follows (dollars in thousands):

	June 30, 2020		December 31, 2019
Europe:
Spain	$157,963	6%	$161,474	6%
United Kingdom	49,975	2%	52,212	2%
Other	257,500	9%	259,176	9%
Europe — Total	465,438	17%	472,862	17%

Asia and South Pacific:
India	459,244	17%	542,312	20%
Malaysia	398,668	15%	406,777	15%
Philippines	260,168	10%	264,814	10%
Indonesia	215,956	8%	220,304	8%
China	164,381	6%	168,703	6%
Other	111,596	3%	113,713	4%
Asia and South Pacific — Total	1,610,013	59%	1,716,623	63%

Mexico, South and Central America — Total	36,313	1%	37,618	1%

North America — Total	92,876	3%	95,910	4%

Middle East and Africa:
Ethiopia	298,124	11%	303,057	11%
Other	93,707	4%	51,815	2%
Middle East and Africa — Total	391,831	15%	354,872	13%
Off-lease — Total	134,478	5%	42,115	2%
Total flight equipment held for operating lease, net	$2,730,949	100%	$2,720,000	100%

The Company receives lease revenue from flight equipment under operating leases. Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured. If the revenue amounts do not meet these criteria, recognition is delayed until the criteria is met. Contingent rents are recognized as revenue when the contingency is resolved. Revenue is not recognized when the Company determines that collection is not reasonably assured.

Rental income from aircraft and aircraft equipment is recognized on a straight-line basis over the initial term of the respective lease. Changes to the timing of cash rent receipts, such as under rent deferral arrangements, do not generally affect the total amount of consideration to be received under the lease and therefore do not typically impact revenue recognition, provided that the Company determines collection of rents is reasonably assured.

The Company maintains a provision for uncollectible operating lease receivables for losses it estimates will arise from its lessees’ inability to make their required lease payments. The Company evaluates the collectability of rent receivables and determines the appropriate provision for uncollectible operating lease receivables based on historical experience and a review of specific lessees. During the three and six months ended June 30, 2020, the Company recorded a provision for uncollectible operating lease receivables of $2.0 million.

The distribution of operating lease revenue by geographic region for the three months ended June 30, 2020 and 2019 is as follows (dollars in thousands):

	Three months ended		Three months ended
	June 30, 2020		June 30, 2019
Europe:
Spain	$4,340	5%	$4,345	3%
United Kingdom	1,942	2%	9,884	8%
Other	7,356	10%	8,789	7%
Europe — Total	13,638	17%	23,018	18%

Asia and South Pacific:
India	14,531	18%	44,246	34%
Malaysia	13,921	18%	13,256	10%
Philippines	8,104	10%	8,599	7%
Indonesia	6,759	9%	8,562	7%
China	4,291	5%	7,500	6%
Other	3,215	4%	5,720	4%
Asia and South Pacific — Total	50,821	64%	87,883	68%

Mexico, South and Central America — Total	1,004	1%	1,776	1%

North America — Total	3,355	4%	5,645	5%

Middle East and Africa:
Ethiopia	7,505	10%	7,505	6%
Other	2,794	4%	2,796	2%
Middle East and Africa — Total	10,299	14%	10,301	8%
Total Operating Lease Revenue	$79,117	100%	$128,623	100%

The distribution of operating lease revenue by geographic region for the six months ended June 30, 2020 and 2019 is as follows (dollars in thousands):

	Six months ended		Six months ended
	June 30, 2020		June 30, 2019
Europe:
Spain	$8,686	5%	$8,689	4%
United Kingdom	3,885	2%	19,313	8%
Other	14,914	10%	17,758	8%
Europe — Total	27,485	17%	45,760	20%

Asia and South Pacific:
India	33,754	20%	65,355	28%
Malaysia	28,145	17%	27,132	12%
Philippines	16,412	10%	17,299	7%
Indonesia	13,529	8%	18,555	8%
China	9,941	6%	12,571	5%
Other	6,657	4%	11,962	5%
Asia and South Pacific — Total	108,438	65%	152,874	65%

Mexico, South and Central America — Total	1,964	1%	3,356	1%

North America — Total	6,981	4%	11,282	5%

Middle East and Africa:
Ethiopia	15,009	9%	15,009	6%
Other	6,680	4%	5,594	3%
Middle East and Africa — Total	21,689	13%	20,603	9%
Total Operating Lease Revenue	$166,557	100%	$233,875	100%

In the three months ended June 30, 2020, Air India and AirAsia Berhad accounted for 10% or more of total operating lease revenue at 12% and 10%, respectively. In the six months ended June 30, 2020, Air India accounted for 10% or more of total operating lease revenue at 11%. In the three and six months ended June 30, 2019, Jet Airways accounted for 10% or more of total operating lease revenue at 20% and 12%, respectively, primarily from end of lease income.

At June 30, 2020, the Company had five lessees, which leased a total of seven aircraft, on non-accrual status, as the Company had determined that it was not probable that the Company would receive the economic benefits of the leases, principally due to (i) the lessees’ failure to pay rent and overhaul payments on a timely basis and (ii) the lessees’ financial condition. During the three and six months ended June 30, 2020, the Company recognized $2.4 million and $6.8 million, respectively, of operating lease revenue from these lessees. At June 30, 2019, the Company had three lessees, which leased a total of four aircraft, on non-accrual status. During the three and six months ended June 30, 2019, the Company recognized $5.7 million and $8.3 million, respectively, of operating lease revenue from these lessees.

Total operating lease revenue for the three and six months ended June 30, 2020 and 2019 includes the following (dollars in thousands):

	Three months ended		Six months ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
	(Dollars in thousands)
Operating lease revenue:
Operating lease rental revenue	$79,843	$101,108	$165,378	$206,436
End of lease income	227	28,823	2,654	30,387
Amortization of lease incentives	(703)	(1,319)	(1,317)	(2,951)
Amortization of lease premium, discounts and other	(250)	11	(158)	3
Total operating lease revenue	$79,117	$128,623	$166,557	$233,875

As of June 30, 2020 and December 31, 2019, the weighted average remaining lease term of the Company’s aircraft held for operating lease was 4.9 years and 5.4 years, respectively.

Leases are entered into with specified lease terms and may provide the lessee with an option to extend the lease term. The Company’s leases do not typically provide for early termination or purchase options.

For the three months ended June 30, 2020, the Company recognized $79.8 million of operating lease rental revenue, $15.5 million of which was from leases with variable rates. For the six months ended June 30, 2020, the Company recognized $165.4 million of operating lease rental revenue, $31.6 million of which was from leases with variable rates. Variable rates are rents that reset based on changes in LIBOR. Presented below are the contracted future minimum rental payments, inclusive of rent deferrals, due under non-cancellable operating leases for flight equipment held for operating lease, as of June 30, 2020. For leases that have floating rental rates, the future minimum rental payments assume that LIBOR as of June 30, 2020 is held constant for the duration of the lease.

(Dollars in thousands)
July 1 through December 31, 2020	$172,189
Year ending December 31,
2021	287,877
2022	238,809
2023	194,193
2024	178,759
2025	163,346
Thereafter	287,185
Future minimum rental payments under operating leases	$1,522,358

Presented below are the contracted future minimum rental payments due under non-cancellable operating leases for flight equipment held for operating lease as of December 31, 2019. For leases that have floating rental rates, the future minimum rental payments assume that LIBOR as of December 31, 2019 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2020	$321,993
2021	288,459
2022	244,007
2023	201,380
2024	186,707
Thereafter	480,878
Future minimum rental payments under operating leases	$1,723,424